Loan Payable (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Interest
Loans payable non- related party	$ 37,300	$ 46,100	$ 30,000
Line of credit	$ 67,501	100,000
Line of credit balance		$ 34,981
Line of credit interest rate	4.95%	4.95%
Line of credit expiration date	Oct. 27, 2017	Oct. 27, 2017
Available to borrow under the line of credit	$ 32,499	$ 100,000